Expense Example - CLASS I	May 05, 2026 USD ($)
Timothy Plan Small Cap Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	1,656
Timothy Plan Large/Mid Cap Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,576
Timothy Plan Small/Mid Cap Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	788
Expense Example, with Redemption, 10 Years	1,738
Timothy Plan Large/Mid Cap Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,579
Timothy Plan Growth & Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	1,082
Expense Example, with Redemption, 10 Years	2,391
Timothy Plan Fixed Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,322
Timothy Plan High Yield Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,274
Timothy Plan International Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	777
Expense Example, with Redemption, 10 Years	1,709
Timothy Plan Israel Common Values Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
Timothy Plan Defensive Strategies Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	1,455
Timothy Plan Strategic Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
Timothy Plan Conservative Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	$ 1,834